INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interest income [Abstract]
Interest on loans to joint ventures (Note 5)	$ 0	$ 0	$ 112
Bank interests	1,776	201	355
Other interests	452	0	0
Interest income	$ 2,228	$ 201	$ 467